Financial Instruments - Schedule of Estimated Fair Value of Partnership's Financial Instruments on Recurring Basis (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Teekay Tangguh Borrower LLC [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Partnership interest owned	99.00%
Teekay Tangguh Borrower LLC [Member] | Teekay BLT Corporation [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Partnership interest owned	70.00%
Teekay Tangguh Joint Venture [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Partnership interest owned	69.00%	69.00%